FAIR VALUE MEASUREMENTS - Assets and Fair Value (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					$ 27,415
U.S. Treasury bills					58,818
Debt investments	$ 6,508	$ 13,535			18,216
Total investments					77,034
Total assets	34,400	110,370			104,449
Embedded debt derivative	675	675	$ 675	$ 675	0
Warrant liabilities	9,952	2,650			52
Total liabilities	10,627	3,325
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					21,828
U.S. Treasury bills					0
Debt investments	0	0			0
Total investments					0
Total assets	27,892	96,835			21,828
Embedded debt derivative		0
Warrant liabilities	0	0			0
Total liabilities	0	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					5,587
U.S. Treasury bills					58,818
Debt investments	6,508	13,535			18,216
Total investments					77,034
Total assets	6,508	13,535			82,621
Embedded debt derivative		0
Warrant liabilities	0	0			0
Total liabilities	0	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					0
U.S. Treasury bills					0
Debt investments	0	0			0
Total investments					0
Total assets	0	0			0
Embedded debt derivative	675	675
Warrant liabilities	9,952	2,650			52
Total liabilities	10,627	3,325
Corporate bonds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	1,013	3,543			11,160
Corporate bonds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0	0			0
Corporate bonds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	1,013	3,543			11,160
Corporate bonds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0	0			0
Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	5,495	9,992			7,056
Commercial paper | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0	0			0
Commercial paper | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	5,495	9,992			7,056
Commercial paper | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt investments	0	0			0
Money market funds
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	27,892	96,835			21,828
Money market funds | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	27,892	96,835			21,828
Money market funds | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	0	0			0
Money market funds | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents	$ 0	$ 0			0
Commercial paper
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					5,587
Commercial paper | Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					0
Commercial paper | Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					5,587
Commercial paper | Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash Equivalents					$ 0